Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Operating Lease, Right-of-Use Assets	$ 56	$ 30
Finance Lease Right-of-Use Assets, at cost	14	15
Accumulated Depreciation	$ (9)	$ (8)
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization
Finance Lease Right-of-Use Assets, net	$ 5	$ 7
Operating Lease Obligation
Current	5	6
Non-Current	53	28
Total Operating Lease Liabilities	$ 58	$ 34
Finance Lease Obligation
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Long-Term Debt And Finance Lease, Current Maturities	Long-Term Debt And Finance Lease, Current Maturities
Current	$ 1	$ 1
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt including finance leases	Long-term debt including finance leases
Non-Current	$ 6	$ 7
Total Finance Lease Liabilities	7	$ 8
Discontinued Operations, Held-for-sale | Iron Oxide Business
Finance Lease Obligation
Operating lease right-of-use assets	39
Operating lease liabilities	$ 40